UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04571

Name of Registrant:                  Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:             P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:            Anne E. Robinson, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—May 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2022
Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	42
Liquidity Risk Management	44

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2022
	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Pennsylvania Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$918.60	$0.81
Admiral™ Shares	1,000.00	918.90	0.43
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Pennsylvania Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2022
Under 1 Year	3.1%
1 - 3 Years	2.5
3 - 5 Years	2.5
5 - 10 Years	12.4
10 - 20 Years	43.9
20 - 30 Years	32.7
Over 30 Years	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.3%)
Pennsylvania (97.6%)
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/46	600	615
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/51	1,750	1,786
[1]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/55	2,200	2,239
[2]	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/46	4,095	4,112
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,343
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,747
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,214
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,577
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/33	2,035	2,060
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	865
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,067
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	1,041
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,121
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	2,025
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,144
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	3,030
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.630%	6/1/22	34,500	34,500
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	27
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	11
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,000	3,246

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,677
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,241
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	3,572
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,111
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,896
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,581
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,623
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	10,440	10,621
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	7,363
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	5,059
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	1,750	1,776
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,000	1,014
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	19,000	18,762
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	21,230	22,432
[3]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	955
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,679
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,405	1,251
[3]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,628
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	1,100	926
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	1,165	953
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,847
	Allegheny County PA GO	4.000%	11/1/30	3,000	3,165
	Allegheny County PA GO	4.000%	11/1/33	300	314
	Allegheny County PA GO	4.000%	11/1/34	915	955
	Allegheny County PA GO	5.000%	12/1/34	1,695	1,813
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,270
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,508
[2]	Allegheny County PA GO, Prere.	5.000%	12/1/22	10,000	10,182
[4]	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,052
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	845
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,146
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,739
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	6,000	6,518
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,555
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	485
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	1,080
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	4,228
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	4,250	4,530
[1]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,630
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,310
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,750
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	7,485	7,627
[2]	Allentown City School District GO	4.000%	2/15/24	550	565

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Allentown City School District GO	5.000%	2/1/32	3,075	3,551
[1]	Allentown City School District GO	5.000%	6/1/32	1,465	1,597
[1]	Allentown City School District GO	4.000%	2/1/34	1,500	1,587
[1]	Allentown City School District GO	5.000%	2/1/34	1,300	1,495
[1]	Allentown City School District GO	4.000%	2/1/35	1,175	1,236
[1]	Allentown City School District GO	5.000%	6/1/35	2,000	2,173
[1]	Allentown City School District GO	4.000%	2/1/36	1,100	1,148
[1]	Allentown City School District GO	5.000%	6/1/36	1,500	1,628
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,100	1,221
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/34	1,750	1,939
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/36	3,130	3,458
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	4,250	4,646
[3]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	1,925	2,113
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,000	1,070
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	1,000	1,070
[3]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	2,000	2,011
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,644
[2]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	3,128
[1]	Armstrong School District GO	5.000%	3/15/31	1,800	2,076
[1]	Armstrong School District GO	3.000%	3/15/34	5,605	5,521
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	525
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	781
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,127
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,033
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	723
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	723
[1]	Beaver County PA GO	4.000%	4/15/30	450	483
[1]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	54
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	729
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	387
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,594
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	434
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	514
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	845
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,597
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,534
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	1,890
[1]	Bermudian Springs School District GO	4.000%	5/1/44	2,500	2,557
[1]	Berwick Area School District GO	4.000%	11/15/46	1,775	1,819
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,789
	Bethel Park School District GO	4.000%	8/1/31	2,500	2,616
[2]	Blue Mountain School District GO	4.000%	8/1/22	235	236
[2]	Blue Mountain School District GO	4.000%	8/1/23	345	354
[2]	Blue Mountain School District GO	4.000%	8/1/24	360	375
[2]	Blue Mountain School District GO	4.000%	8/1/25	385	407
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	128
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	146

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	79
[1]	Bristol Township School District GO	4.000%	6/1/48	2,000	2,049
	Bristol Township School District GO, Prere.	5.250%	6/1/23	3,000	3,106
[5]	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,231
[5]	Bucks County IDA College & University Revenue	5.000%	11/1/52	1,280	1,267
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,245
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	560
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	913
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,398
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,908
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	21,160	16,414
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	5,540	4,525
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	4,423
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,636
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	560
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	520
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	570
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,756
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,437
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,606
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,342
[2]	Cambria County PA GO	4.000%	8/1/32	1,000	1,048
[2]	Cambria County PA GO	4.000%	8/1/34	750	781
[2]	Cambria County PA GO	4.000%	8/1/35	700	727
[1]	Canon Mcmillan School District GO	5.000%	12/15/37	3,000	3,178
[2]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,328
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,307
	Capital Region Water Revenue	5.000%	7/15/31	2,350	2,655
	Capital Region Water Revenue	5.000%	7/15/32	1,100	1,240
	Capital Region Water Revenue	5.000%	7/15/35	500	561
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,119
	Capital Region Water Sewer Revenue	5.000%	7/15/31	1,240	1,393
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	561
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,535
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,119
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	2,025
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,958
	Centennial School District Bucks County GO	5.000%	12/15/34	1,000	1,166
	Central Bradford Progress Authority Health, Hospital Nursing Home Revenue	3.000%	12/1/44	1,500	1,277
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	12,000	11,708
	Central Dauphin School District GO	4.000%	5/15/32	1,000	1,043
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,052
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,394
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,023

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,589
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,069
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	6,280	6,385
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,050
	Cheltenham Township School District GO	5.000%	3/15/38	4,210	4,553
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,901
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,542
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	2,018
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,977
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	4,012
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	10,020
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,660
	Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	10,289
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	5,048
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,131
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	5,608
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,750	3,828
	Chester County PA GO	4.000%	7/15/37	1,185	1,258
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,099
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,137
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,079
[1]	Coatesville School District GO	0.000%	10/1/33	1,000	646
	Colonial School District GO	3.000%	2/15/39	350	331
	Colonial School District GO	3.000%	2/15/40	700	656
	Colonial School District GO	3.000%	2/15/41	700	653
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	264
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,055
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,147
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	2,008
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,154
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,431
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,716
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,493
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,637
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,727
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	11,037
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	37,455

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania COP	5.000%	7/1/29	300	337
	Commonwealth of Pennsylvania COP	5.000%	7/1/30	375	421
	Commonwealth of Pennsylvania COP	5.000%	7/1/31	425	477
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	530
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	942
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,113
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	972
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,110
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	230	231
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	175	179
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,104
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	225
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	10	11
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	58
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	16
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,612
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	10,000	10,847
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,543
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,487
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,958
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,541
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	584
[2]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	10,118
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,383
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	11,033
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	10,350	10,801
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,627
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	4,000	4,065
[2]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,940
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	6,650	6,910
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	17,875	18,417
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	2,500	2,573
	Commonwealth of Pennsylvania GO	4.000%	2/1/32	18,870	19,415
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	11,225	12,521
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,360
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,272
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	15,000	15,569
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,724
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	20,000	20,926
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	14,350	14,924
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	20,000	20,893
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,029
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	10,000	10,214
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,651
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	15,000	15,636
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	20,500	19,558
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	14,305
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,133
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	9,531
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	718
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,259
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,327
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,889
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	12,278
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,501

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,624
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	5,271
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,719
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,201
	Conestoga Valley School District GO	3.000%	2/1/38	850	818
[1]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,782
[2]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,229
[2]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	662
	Council Rock School District GO	2.050%	11/15/33	1,085	932
	Council Rock School District GO	3.250%	11/15/39	5,010	4,987
	Council Rock School District GO	2.050%	8/15/42	3,000	2,174
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	817
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	868
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,538
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,030
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	5,075
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	3,605	3,659
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,431
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	5,020
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	7,403
	Cumberland Valley School District GO	5.000%	12/1/31	750	809
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,082
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,210
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,075
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,344
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,755
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,864
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,254
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,107
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,125
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/42	11,040	11,040
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	552
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,346
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	882
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,320
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,674
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,644
	Delaware County Authority College & University Revenue	5.000%	10/1/42	5,875	6,433
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	5,552
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/32	3,355	3,743
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,603

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue, Prere.	5.000%	11/1/23	1,250	1,307
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,411
[1]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,149
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,576
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,099
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,845
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	18,930	20,665
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/44	755	850
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	11,500	12,483
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	3,500	3,671
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	3,500	3,671
	Delaware River Port Authority Highway Revenue	5.000%	1/1/32	2,750	3,088
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,207
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	7,000	7,178
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,741
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	657
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	5,115	5,222
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,971
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/25	2,715	2,764
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	3,305	3,362
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,433
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	14,936
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,730	3,817
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,445	4,541
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,170	1,193
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,025	1,043
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	865	879
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	4,086
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	812
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,081
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	537
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	547
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	812
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/45	3,850	3,836
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,378
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	7,252
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	4,000	3,881
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	8,118

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	896
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	4,071
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,597
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,182
[1]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,424
[1]	East Pennsboro Area School District GO	4.000%	10/1/47	1,750	1,783
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	262
[1]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	262
	Easton Area School District GO	4.000%	4/1/32	1,450	1,549
	Easton Area School District GO	4.000%	4/1/33	600	638
[2]	Erie City Water Authority Water Revenue	5.000%	12/1/43	1,500	1,682
[1]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,175	2,236
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	34
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	298
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	1,016
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,400
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,471
[2]	Erie School District GO	5.000%	4/1/27	150	167
[2]	Erie School District GO	3.000%	4/1/32	3,360	3,351
[2]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,601
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,211
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	1,086
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	2,228
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	4,050	3,883
[1]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,270
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,602
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,110
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	4,400	4,741
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	9,000	9,177
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,187
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	13,100	13,936
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	7,030	7,046
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	28,500	28,572
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	16,271
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/33	320	326
	General Authority of Southcentral Pennsylvania College & University Revenue	4.000%	5/1/34	560	568
	Gettysburg Area School District GO	4.000%	4/1/33	1,085	1,138
	Gettysburg Area School District GO	4.000%	4/1/35	750	783
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,247
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,287
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,541
[2]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,568
	Hamburg Area School District GO	5.000%	4/1/23	335	344
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,948

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haverford Township School District GO	3.000%	3/1/32	4,050	4,045
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,163
	Haverford Township School District GO	3.000%	3/1/34	55	54
[2]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,645
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,386
[2]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,900	2,124
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,045	2,138
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	904
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	628
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,505
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	18,650	20,170
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	6,330	6,798
	Lancaster County PA GO	4.000%	11/1/32	300	317
	Lancaster County PA GO	4.000%	11/1/33	375	395
	Lancaster County PA GO	4.000%	11/1/34	500	524
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,370
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	730
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	759
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,313
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	730
[7]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	0.600%	6/1/22	5,900	5,900
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,223
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	3,094
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	4,107
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	589
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,750	1,490
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,800	2,336
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,293
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,283
[1]	Lancaster PA GO	4.000%	11/1/31	1,400	1,496
[1]	Lancaster PA GO	4.000%	11/1/32	2,445	2,582
[1]	Lancaster PA GO	4.000%	11/1/33	2,545	2,683
[1]	Lancaster PA GO	4.000%	11/1/34	2,660	2,797
[1]	Lancaster PA GO	4.000%	11/1/35	2,355	2,465
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	352
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	315
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	340
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	426
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	446
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	534
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	631

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Latrobe IDA College & University Revenue	4.000%	3/1/41	535	486
Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,228
Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,388
Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,585
Lehigh County Authority Water Revenue	5.000%	12/1/43	6,725	7,014
Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,539
Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	16
Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,785
Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,296
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,667
Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	7,282
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	5,000	5,004
Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	7,803
Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	31,175	31,197
Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	16
Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	450
Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	3,086
Manheim Township School District GO	4.000%	2/1/31	1,000	1,068
Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,664
Mechanicsburg Area School District GO	4.000%	3/1/33	1,645	1,717
Methacton School District GO	4.000%	9/15/41	520	535
Methacton School District GO	4.000%	9/15/42	565	581
Methacton School District GO	4.000%	9/15/45	1,000	1,023
Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,412
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	2,000	2,024
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,875	5,920
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,700
Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,043
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,094
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,207
Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,105	1,125
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,165	1,219
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,238
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,029
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,026
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,380
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,937
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	27

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,388
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	3,001
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,694
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	5,150	5,266
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	7,295
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,085
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	5
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	3,000	2,945
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	10,027
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	15,000	14,708
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	3,000	3,252
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	390
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,467
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,860
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	11,055	10,931
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	4,758
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	98
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,818
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,604
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,242
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,630
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,825
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	686
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,802
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	5,815
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	6,763
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/22	100	101

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	230
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	311
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	262
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	369
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	318
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	213
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	106
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	222
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	236
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	105
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	235
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	386
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	594
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	858
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	732
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	415
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,074
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,071
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,795	4,082
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,378
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,300	3,549
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	12,100
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	9,142
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	958
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	3,130
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,692
[2]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,488
[2]	Moon Area School District GO	4.000%	11/15/31	2,050	2,165
[2]	Moon Area School District GO	4.000%	11/15/32	1,000	1,050
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	1,019
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	3,550
	Moon PA GO	4.000%	11/15/50	3,270	3,331

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	5,937
[2]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,809
[2]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	1,891
[2]	Mount Union PA Area School District GO	5.000%	9/1/34	1,740	1,983
[1]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,085
[1]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,234
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,053
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,593
	North Penn Water Authority Water Revenue	4.000%	11/1/30	500	542
	North Penn Water Authority Water Revenue	4.000%	11/1/32	1,400	1,483
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,770
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,559
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,826
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	2,000	2,193
	Northampton County General Purpose Authority College & University Revenue VRDO	0.750%	6/2/22	4,900	4,900
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,282
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,149
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	7,146
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,195
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	1,795	1,871
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,756
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,775	1,775
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,000
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,855
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,162
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	1,034
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,579
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,182
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,311
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,204
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,873
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,149
[1]	Northeastern School District/York County GO	3.000%	3/1/33	525	518
[1]	Northeastern School District/York County GO	3.000%	3/1/34	300	293
[1]	Northeastern School District/York County GO	3.000%	3/1/35	250	240
[1]	Northeastern School District/York County GO	3.000%	3/1/38	850	803

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Northeastern School District/York County GO	3.000%	3/1/41	800	733
[1]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,873
[1]	Northern Tioga School District GO	5.000%	4/1/31	700	781
[1]	Northern Tioga School District GO	4.000%	4/1/33	500	524
[1]	Penn Hills School District GO	3.000%	10/1/30	3,030	3,050
[1]	Penn Hills School District GO	3.000%	10/1/31	4,180	4,193
[1]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,835
[1]	Penn Hills School District GO	3.000%	10/1/33	5,015	4,985
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,872
	Penn Manor School District GO	5.000%	3/1/38	1,250	1,374
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	850
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,797
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,153
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,596
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	2,993
[2]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,734
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,210
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,330
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/15/32	2,500	2,556
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	11,405	11,623
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,739
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,200	1,224
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,474
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,731
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,500	4,570
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	5,000	5,170
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	10,023
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	4,148
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,894
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	10,000	9,993
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,670
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,811
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,141
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,259

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,334
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/30	200	231
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,967
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	340
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,483
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/32	230	264
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,725
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,404
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,588
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,171
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,093
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,281
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	2,011
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,348
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,312
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,441
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,115
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,645	1,709
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	9,303
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	10,198
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	2,000	2,038
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,239
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,613
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/27	1,250	1,268
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program)	5.000%	11/1/42	535	543
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/22	1,260	1,279
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,321
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	793
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,125

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,180	1,245
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	769
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	2,695	2,840
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	560
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,245
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,192
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	804
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,119
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,537
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,118
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,284
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,114
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	5,000	5,180
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	11,000	11,550
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	6,060
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	5,505
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,130	6,177
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,293
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	17,800	18,368
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	6,051
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	10,015	10,697
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,000	5,019
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	12,010	12,951
Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	10,900	11,296
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,506
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,848
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	1,004
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,631	7,678

Pennsylvania Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,685
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	4,177
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,400	4,383
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	6,008
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,824
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,907
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	6,037
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	4,081
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	3,640	3,390
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	6,342
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	5,382
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,924
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,970
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	10,005	7,568
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,751
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,603
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	2,245
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	5,681
Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,474
Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	5,140
Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,318
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/29	3,040	3,377
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,603
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,199
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,296
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,889
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	16,464
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,787
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	17,100	18,296
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	36,000	36,934

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	10,000	9,993
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	7,000	6,992
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	2,305	2,506
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	7,675
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	7,572
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,000	9,525
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	9,325	10,336
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,800
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,384
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,091
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	561
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	2,739
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	1,325	1,450
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	578
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,189
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	3,855	4,053
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	9,000	9,948
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,087
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,569
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	4,710
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,244
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,074
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,825
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,114
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,357
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,632
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,676
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	4,000	4,096
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,301
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,512
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	7,087
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,435
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,593
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,000	1,023
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,617
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,112
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	6,276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	21,158
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,636
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,605	2,672
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,831
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	5,200	5,452
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	3,367
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	224
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,255	2,257
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,291
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	14,500	15,415
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,000	997
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,111
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,177
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,517
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,275	1,305
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,400	6,642

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	6,000	6,227
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,890	2,035
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	2,729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	14,960	15,496
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	4,700	4,942
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	6,151
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	5,000	5,220
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	3,605	3,533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	4,095	4,242
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	16,000	16,918
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,455
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	13,251
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	13,750	14,960
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	1,840	1,790
[2]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	5,000	5,108
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	5,650	6,209
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	5,950	5,771
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	9,400	10,413
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,839
	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,069
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	2,140	2,178
[2,3,7]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.650%	6/1/22	3,995	3,995
[2,3,7]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.650%	6/1/22	12,700	12,700
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,889
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,419
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,593
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	200	204
[3]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	200	201
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	240	202
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	170	139
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,469
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,221
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,215
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	5,025
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,404
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	1,977
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/40	7,430	7,817
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/40	1,000	1,032
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	12,000	11,794
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/50	2,000	2,046

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,247
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,924
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,362
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,203
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,871
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,684
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	12,000	12,607
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,037
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	1,375	1,388
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/28	1,400	1,534
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,327
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/31	3,270	3,560
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,715
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,529
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,427
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,213
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,198
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,144
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,641
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,805
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,371
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,465
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,000	1,011
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	12,783
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,539
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,064
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	5,078
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	5,000	5,067
[2]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	5,058
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.625%	7/1/42	3,850	3,864
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	1,007
[3]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,491
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,109
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,578
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,607
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,187
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,469
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,961
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,523
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,399
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	815
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,454
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	4,092
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,556

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	6,000	6,163
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,380
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	4,119
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,532
	Philadelphia PA GO	5.000%	2/1/31	2,500	2,854
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,223
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,321
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,330
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,906
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,319
[2]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,678
	Philadelphia PA GO	5.000%	5/1/36	4,690	5,428
	Philadelphia PA GO	4.000%	5/1/37	4,435	4,522
	Philadelphia PA GO	4.000%	5/1/38	4,000	4,068
	Philadelphia PA GO	4.000%	5/1/39	1,000	1,014
	Philadelphia PA GO	4.000%	5/1/41	2,020	2,041
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/31	6,210	6,508
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	6,761
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/32	1,000	1,123
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/33	1,765	1,981
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,159
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,239
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,116
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,346
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,161
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,604
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,900
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,663
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,475
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	5,170	5,789
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,209
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	8,800	9,808
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	10,043
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	4,000	4,377
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,114
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	11,044
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,823
[6]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	380	381
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	2,000	2,156
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,227
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,548
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,519
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,888
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,351
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,166
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,158
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,731
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,683
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,199
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,385
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,197
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,183
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,368
[2]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,241

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia School District GO	5.000%	9/1/44	10,165	11,314
	Pine-Richland School District GO	4.000%	3/1/35	500	528
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,306
	Pine-Richland School District GO	4.000%	3/1/37	750	783
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,128
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	563
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,125
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	561
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	561
[2]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/34	5,000	5,729
	Pittsburgh PA GO	3.000%	9/1/32	500	498
	Pittsburgh PA GO	3.000%	9/1/33	550	551
	Pittsburgh PA GO	4.000%	9/1/34	650	683
	Pittsburgh PA GO	5.000%	9/1/34	50	56
	Pittsburgh PA GO	4.000%	9/1/35	750	780
	Pittsburgh PA GO	5.000%	9/1/35	600	669
	Pittsburgh PA GO	4.000%	9/1/36	875	907
	Pittsburgh PA GO	4.000%	9/1/36	840	876
	Pittsburgh PA GO	5.000%	9/1/36	825	918
	Pittsburgh PA GO	5.000%	9/1/36	1,770	2,025
	Pittsburgh PA GO	4.000%	9/1/37	500	520
	Pittsburgh PA GO	4.000%	9/1/38	500	515
	Pittsburgh PA GO	4.000%	9/1/38	800	827
	Pittsburgh PA GO	4.000%	9/1/39	750	776
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,134
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,255
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,212
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,781
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,830	9,235
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	7,871
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,438
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,256
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,364
[2]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/34	1,085	1,237
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	950	996
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,524
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,404
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	469
[2]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	283
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/40	5,000	5,207
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/45	2,375	2,426
[2]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,558
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	5.000%	8/15/40	3,750	3,871
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,654
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,681
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	14,405	15,265

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quaker Valley PA School District GO	5.000%	10/1/31	350	413
	Quaker Valley PA School District GO	5.000%	10/1/32	365	430
	Quaker Valley PA School District GO	5.000%	10/1/33	330	388
	Quaker Valley PA School District GO	5.000%	10/1/34	400	466
	Quaker Valley PA School District GO	5.000%	10/1/35	350	408
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,479
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,448
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,293
[2]	Reading School District GO	5.000%	3/1/38	1,750	1,907
[2]	Ridley School District GO	4.000%	11/15/34	1,000	1,059
[2]	Ridley School District GO	4.000%	11/15/35	1,250	1,317
[2]	Ridley School District GO	4.000%	11/15/37	800	833
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,555
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,167
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,463
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,714
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,957
	School District of Philadelphia GO	4.000%	9/1/46	7,500	7,563
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[1]	Schuylkill County Municipal Authority Water Revenue	4.000%	6/15/40	3,650	3,732
[2]	Scott Township PA	3.000%	8/15/34	290	287
[2]	Scott Township PA	3.000%	8/15/38	300	284
[2]	Scott Township PA	3.000%	8/15/42	650	603
[2]	Scott Township PA	3.000%	8/15/46	600	534
	Scranton PA School District GO	4.000%	12/1/40	500	514
	Scranton PA School District GO	4.000%	12/1/45	1,740	1,773
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,640
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,405
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,363
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,421
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,253
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,326
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,795
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	479
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,587
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,158
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,087
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,386
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	11,500	11,354
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.670%	6/1/22	13,300	13,300
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,652

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,199
	State College PA Area School District GO	5.000%	5/15/36	375	426
	State College PA Area School District GO	5.000%	5/15/37	680	771
	State College PA Area School District GO	5.000%	5/15/38	400	453
	State College PA Area School District GO	5.000%	3/15/40	3,000	3,198
[1]	State Public School Building Authority College & University Revenue	4.000%	3/1/31	500	530
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,090
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,257
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,603
[1]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,041
[1]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,118
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,383
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	4,005
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,100
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,145
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,410	12,683
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	8,000	8,842
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	5,126
[2]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,565
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,597
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,341
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,322
[2]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,751
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	465
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	537
[2]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	728
[1]	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/33	5,000	5,011
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,503
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,780
[1]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,125
[1]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,105
[1]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,801
[2]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,364
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,180
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/48	3,000	3,228
	Unionville-Chadds Ford School District GO	4.000%	6/1/31	4,400	4,621

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Upper Merion Area School District GO	5.000%	1/15/25	1,620	1,745
	Upper Merion Area School District GO	5.000%	1/15/26	500	551
	Upper Merion Area School District GO	4.000%	1/15/46	3,000	3,072
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,321
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	5,047
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,490
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,149
	West Bradford Township PA GO	4.000%	12/15/40	745	764
	West Bradford Township PA GO	4.000%	12/15/45	1,395	1,416
	West Bradford Township PA GO	4.000%	12/15/49	1,125	1,138
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,790
[1]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,279
[1]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,720
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/22	510	511
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,652
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,542
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,791
	West Shore PA School District GO	4.000%	11/15/34	640	674
	West Shore PA School District GO	4.000%	11/15/35	540	565
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,142
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,036
	West Shore PA School District GO	4.000%	11/15/38	500	515
	West Shore PA School District GO	4.000%	11/15/40	900	928
	West Shore PA School District GO	4.000%	11/15/45	1,000	1,023
	West View Municipal Authority Water Revenue	4.000%	11/15/32	1,050	1,110
	West View Municipal Authority Water Revenue	4.000%	11/15/33	1,000	1,053
	West View Municipal Authority Water Revenue	4.000%	11/15/34	1,000	1,045
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,248
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,375
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,490
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,668
	West View Municipal Authority Water Revenue	4.000%	11/15/39	1,400	1,437
	West York Area School District GO	5.000%	4/1/33	4,265	4,380
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	8,000	8,349
[1]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,310
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	2,978
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	5,136
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	5,430	5,435
[3]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,810
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,460
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,579
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,056
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	895
[1]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,061
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,296
[1]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,800	2,851

Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,640
[1]	William Penn School District GO	3.000%	11/15/34	2,595	2,566
[1]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,576
	Wyomissing Area School District GO	4.000%	2/1/38	800	824
	York County PA GO	4.000%	3/1/34	3,000	3,142
					3,699,152
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	222
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	575	522
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,044
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,290
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	687
					3,765
Puerto Rico (0.6%)
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	653	738
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	1,811	1,072
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,008	986
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	1,039
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	130
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	685	638
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,269	1,056
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	2,106	1,603
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,201
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	8,881	8,870
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,376	1,374
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,230	3,284
					21,991
Total Tax-Exempt Municipal Bonds (Cost $3,830,944)					3,724,908
Total Investments (98.3%) (Cost $3,830,944)					3,724,908
Other Assets and Liabilities—Net (1.7%)					65,511
Net Assets (100%)					3,790,419
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $37,934,000, representing 1.0% of net assets.
4	Securities with a value of $442,000 have been segregated as initial margin for open futures contracts.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	238	26,883	(106)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(99)	(12,720)	97
Ultra Long U.S. Treasury Bond	September 2022	(38)	(5,919)	133
				230
				124

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,830,944)	3,724,908
Investment in Vanguard	139
Cash	12,857
Receivables for Investment Securities Sold	6,175
Receivables for Accrued Income	48,358
Receivables for Capital Shares Issued	11,256
Variation Margin Receivable—Futures Contracts	106
Other Assets	193
Total Assets	3,803,992
Liabilities
Payables for Investment Securities Purchased	7,633
Payables for Capital Shares Redeemed	2,495
Payables for Distributions	3,288
Payables to Vanguard	157
Total Liabilities	13,573
Net Assets	3,790,419
At May 31, 2022, net assets consisted of:

Paid-in Capital	3,894,205
Total Distributable Earnings (Loss)	(103,786)
Net Assets	3,790,419

Investor Shares—Net Assets
Applicable to 28,554,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	313,364
Net Asset Value Per Share—Investor Shares	$10.97

Admiral Shares—Net Assets
Applicable to 316,838,160 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,477,055
Net Asset Value Per Share—Admiral Shares	$10.97

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	62,804
Total Income	62,804
Expenses
The Vanguard Group—Note B
Investment Advisory Services	133
Management and Administrative—Investor Shares	265
Management and Administrative—Admiral Shares	1,501
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Admiral Shares	80
Custodian Fees	9
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	14
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	2,037
Net Investment Income	60,767
Realized Net Gain (Loss)
Investment Securities Sold	(458)
Futures Contracts	1,943
Realized Net Gain (Loss)	1,485
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(423,355)
Futures Contracts	725
Change in Unrealized Appreciation (Depreciation)	(422,630)
Net Increase (Decrease) in Net Assets Resulting from Operations	(360,378)

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,767	121,837
Realized Net Gain (Loss)	1,485	11,421
Change in Unrealized Appreciation (Depreciation)	(422,630)	(942)
Net Increase (Decrease) in Net Assets Resulting from Operations	(360,378)	132,316
Distributions
Investor Shares	(5,916)	(11,329)
Admiral Shares	(65,042)	(123,077)
Total Distributions	(70,958)	(134,406)
Capital Share Transactions
Investor Shares	(43,154)	29,250
Admiral Shares	(285,165)	253,163
Net Increase (Decrease) from Capital Share Transactions	(328,319)	282,413
Total Increase (Decrease)	(759,655)	280,323
Net Assets
Beginning of Period	4,550,074	4,269,751
End of Period	3,790,419	4,550,074

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.14	$12.14	$11.89	$11.21	$11.56	$11.26
Investment Operations
Net Investment Income[1]	.162	.323	.353	.377	.394	.396
Net Realized and Unrealized Gain (Loss) on Investments	(1.142)	.036	.283	.727	(.291)	.355
Total from Investment Operations	(.980)	.359	.636	1.104	.103	.751
Distributions
Dividends from Net Investment Income	(.162)	(.323)	(.352)	(.377)	(.394)	(.396)
Distributions from Realized Capital Gains	(.028)	(.036)	(.034)	(.047)	(.059)	(.055)
Total Distributions	(.190)	(.359)	(.386)	(.424)	(.453)	(.451)
Net Asset Value, End of Period	$10.97	$12.14	$12.14	$11.89	$11.21	$11.56
Total Return[2]	-8.14%	2.99%	5.45%	9.99%	0.91%	6.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$313	$393	$364	$368	$308	$323
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.66%	2.96%	3.23%	3.48%	3.44%
Portfolio Turnover Rate	11%	22%	18%	9%	26%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.14	$12.14	$11.89	$11.21	$11.56	$11.26
Investment Operations
Net Investment Income[1]	.166	.333	.363	.386	.403	.408
Net Realized and Unrealized Gain (Loss) on Investments	(1.142)	.036	.282	.728	(.291)	.354
Total from Investment Operations	(.976)	.369	.645	1.114	.112	.762
Distributions
Dividends from Net Investment Income	(.166)	(.333)	(.361)	(.387)	(.403)	(.407)
Distributions from Realized Capital Gains	(.028)	(.036)	(.034)	(.047)	(.059)	(.055)
Total Distributions	(.194)	(.369)	(.395)	(.434)	(.462)	(.462)
Net Asset Value, End of Period	$10.97	$12.14	$12.14	$11.89	$11.21	$11.56
Total Return[2]	-8.11%	3.07%	5.53%	10.08%	0.99%	6.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,477	$4,157	$3,905	$3,632	$3,167	$3,236
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.90%	2.74%	3.04%	3.31%	3.56%	3.54%
Portfolio Turnover Rate	11%	22%	18%	9%	26%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Pennsylvania Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Pennsylvania Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Pennsylvania Long-Term Tax-Exempt Fund
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.

Pennsylvania Long-Term Tax-Exempt Fund
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $139,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Pennsylvania Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,724,908	—	3,724,908
Derivative Financial Instruments
Assets
Futures Contracts[1]	230	—	—	230
Liabilities
Futures Contracts[1]	106	—	—	106
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,831,885
Gross Unrealized Appreciation	42,477
Gross Unrealized Depreciation	(149,330)
Net Unrealized Appreciation (Depreciation)	(106,853)
E.	During the six months ended May 31, 2022, the fund purchased $479,682,000 of investment securities and sold $859,159,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $201,890,000 and sales were $276,445,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Pennsylvania Long-Term Tax-Exempt Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	30,853	2,679	114,145	9,376
Issued in Lieu of Cash Distributions	4,620	400	9,327	767
Redeemed	(78,627)	(6,932)	(94,222)	(7,748)
Net Increase (Decrease)—Investor Shares	(43,154)	(3,853)	29,250	2,395
Admiral Shares
Issued	283,124	24,748	590,940	48,550
Issued in Lieu of Cash Distributions	43,043	3,730	81,215	6,683
Redeemed	(611,332)	(54,159)	(418,992)	(34,461)
Net Increase (Decrease)—Admiral Shares	(285,165)	(25,681)	253,163	20,772
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Pennsylvania Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Pennsylvania Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Pennsylvania Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q772 072022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 25, 2022

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.